Litigations (Tables)	6 Months Ended
Jun. 30, 2020
Litigations
Schedule of changes in provision for litigations

				Environmental	Total of
	Tax litigation	Civil litigation	Labor litigation	litigation	litigation provision
Balance at December 31, 2019	696	300	455	11	1,462
Additions and reversals, net	19	28	14	2	63
Payments	(10)	(11)	(34)	—	(55)
Indexation and interest	13	16	13	—	42
Translation adjustment	(168)	(77)	(120)	(3)	(368)
Balance at June 30, 2020	550	256	328	10	1,144

				Environmental	Total of
	Tax litigation	Civil litigation	Labor litigation	litigation	litigation provision
Balance at December 31, 2018	729	166	459	3	1,357
Additions and reversals, net (ii)	—	171	63	6	240
Payments	(14)	(36)	(72)	(1)	(123)
Indexation and interest	(2)	20	15	2	35
Translation adjustment	12	(1)	5	—	16
Balance at June 30, 2019	725	320	470	10	1,525
(i)	Includes amounts regarding to social security claims that were classified as labor claims.
(ii)	Includes the change in the expected outcome of probable loss of the lawsuit related to the accident of ship loaders, at the Praia Mole maritime terminal, in Espírito Santo.

Schedule of contingent liabilities

	June 30, 2020	December 31, 2019
Tax litigations	6,890	8,395
Civil litigations	1,215	1,518
Labor litigations	511	773
Environmental litigations	827	1,094
Brumadinho event	130	158
Total	9,573	11,938

Schedule of judicial deposits

	June 30, 2020	December 31, 2019
Tax litigations	934	1,278
Civil litigations	73	86
Labor litigations	168	246
Environmental litigations	45	41
Brumadinho event (note 3)	850	1,482
Total	2,070	3,133